Exhibit 1

Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd.

Report To:
Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd.
Arbor Realty Collateral Management, LLC
J.P. Morgan Securities LLC

21 March 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553 J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179
Re: Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the classes of the notes (the “Notes”).  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Loan Obligation Manager”), on behalf of the Issuer, provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the Mortgaged Properties (as defined in Attachment A),

c.
Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for the Mortgage Loan (the “Multiple Property Loan”) secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,

e.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,

f.
A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Loan Obligation Manager, on behalf of the Issuer, instructed us to perform no procedures,

g.	A draft of the preliminary offering memorandum for the Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Loan Obligation Manager, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Obligation Manager, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 March 2017

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, indicated that:
a.
The assets of the Issuer will primarily consist of commercial mortgage loans (the “Mortgage Loans”), each secured by a first-lien mortgage on one or more multifamily, mixed use or self-storage properties (the “Mortgaged Properties”),

b.	With respect to three Mortgage Loans, there exists one or more fully funded pari‑passu participation interests (each, a “Non-Trust Senior Participation”),
c.	With respect to two Mortgage Loans, there exists one or more fully funded junior participation interests (each, a “Non-Trust Junior Participation”),
d.	Each Mortgage Loan, together with the corresponding Non-Trust Senior Participation, if any, is hereinafter referred to as the “Total Senior Participation” and
e.	Each Total Senior Participation, together with the corresponding Non-Trust Junior Participation, if any, is hereinafter referred to as the “Whole Loan.”

Procedures performed and our associated findings

1.	We obtained from the Loan Obligation Manager, on behalf of the Issuer:
a.
An electronic data file (the “Preliminary Data File”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information on the Mortgaged Properties and Mortgage Loans as of 1 March 2017 (the “Cut‑off Date”) and

b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Loan Obligation Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by the Loan Obligation Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 15

2.
As instructed by the Loan Obligation Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Loan Obligation Manager.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the performance of the procedures described in Items 1. and 2. above, the Loan Obligation Manager, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information on the Mortgaged Properties and Mortgage Loans as of the Cut‑off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.
Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”).  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date
of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:
i.	Asset Term (Without Extension) and
ii.	Fully Extended Asset Term
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

7.	Using the:
a.	Seasoning,
b.	Maturity Date and
c.	Fully Extended Maturity Date
of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Remaining Asset Term (Without Extension) and
ii.	Remaining Fully Extended Asset Term
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	For each Mortgage Loan, all of which have an “Amort Type” of “Interest Only” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use:
a.	The “Asset Term (Without Extension)” of each Mortgage Loan, as shown on the Final Data File, for the “Original IO Period” characteristic,
b.	“NAP” for the “Original Amortization Term” characteristic and
c.	“NAP” for the “Remaining Amortization Term” characteristic.

9.	Using the:
a.	Original IO Period and
b.	Seasoning
of each Mortgage Loan, as applicable, both as shown on the Final Data File, we recalculated the “Remaining IO Period” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	For each Mortgage Loan, all of which have an “Amort Type” of “Interest Only” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.
Use the “Whole Loan Original Funded Balance” for each Mortgage Loan and, with respect to the Multiple Property Loan, the “Whole Loan Original Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the Cut-off Date (the “Whole Loan Cut-off Date Balance”),

b.
Use the “Mortgage Loan Original Funded Balance” for each Mortgage Loan and, with respect to the Multiple Property Loan, the “Mortgage Loan Original Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the Cut-off Date (the “Mortgage Loan Cut-off Date Balance”),

c.
Use the “Total Senior Participation Original Funded Balance” for each Mortgage Loan and, with respect to the Multiple Property Loan, the “Total Senior Participation Original Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Total Senior Participation and Underlying Property as of the Cut-off Date (the “Total Senior Participation Cut-off Date Balance”),

Attachment A Page 4 of 15

10. (continued)

d.
Use the “Whole Loan Fully Funded Balance” for each Mortgage Loan and, with respect to the Multiple Property Loan, the “Whole Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Whole Loan and Underlying Property as of the “Maturity Date” of each Mortgage Loan (the “Whole Loan Maturity Date Balance”),

e.
Use the “Mortgage Loan Fully Funded Balance” for each Mortgage Loan and, with respect to the Multiple Property Loan, the “Mortgage Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Maturity Date” of each Mortgage Loan (the “Mortgage Loan Maturity Date Balance”) and

f.
Use the “Total Senior Participation Original Funded Balance” for each Mortgage Loan and, with respect to the Multiple Property Loan, the “Total Senior Participation Original Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Total Senior Participation and Underlying Property as of the “Maturity Date” of each Mortgage Loan (the “Total Senior Participation Maturity Date Balance”).

11.	Using the:
a.	Mortgage Loan Original Funded Balance,
b.	Total Senior Participation Original Funded Balance,
c.	Whole Loan Original Funded Balance,
d.	Whole Loan Floating Spread,
e.	Floating Spread,
f.	LIBOR Floor,
g.	LIBOR Cap and
h.	Interest Accrual Method
of each Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 0.7500% that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 11., we recalculated the:
i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Current Annual Debt Service,
iii.	Whole Loan Monthly Debt Service,
iv.	Whole Loan Current Annual Debt Service and
v.	Total Senior Participation Annual Debt Service
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 15

11. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of each Mortgage Loan as the product of:
i.	The “Mortgage Loan Original Funded Balance,” as shown on the Final Data File,
ii.	The sum of:
(a)	The “Floating Spread,” as shown on the Final Data File, and
(b)	The greater of the:
(1.)	LIBOR Floor, as shown on the Final Data File, and
(2.)	The lesser of:
a.	LIBOR assumption of 0.7500% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
b.	The “LIBOR Cap,” if any, as shown on the Final Data File,
iii.	1/12 and
iv.	365/360.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to calculate the “Mortgage Loan Current Annual Debt Service” of each Mortgage Loan as 12 times the “Mortgage Loan Monthly Debt Service.”

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Monthly Debt Service” of each Mortgage Loan as the product of:
i.	The “Whole Loan Original Funded Balance,” as shown on the Final Data File,
ii.	The sum of:
(a)	The “Whole Loan Floating Spread,” as shown on the Final Data File, and
(b)	The greater of the:
(1.)	LIBOR Floor, as shown on the Final Data File, and
(2.)	The lesser of:
a.	LIBOR assumption of 0.7500% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
b.	The “LIBOR Cap,” if any, as shown on the Final Data File,
iii.	1/12 and
iv.	365/360.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to calculate the “Whole Loan Current Annual Debt Service” of each Whole Loan as 12 times the “Whole Loan Monthly Debt Service.”

Attachment A Page 6 of 15

11. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Total Senior Participation Annual Debt Service” of each Mortgage Loan as the product of:
i.	The “Total Senior Participation Original Funded Balance,” as shown on the Final Data File,
ii.	The sum of:
(a)	The “Floating Spread,” as shown on tme Final Data File, and
(b)	The greater of the:
(1.)	LIBOR Floor, as shown on the Final Data File, and
(2.)	The lesser of:
a.	LIBOR assumption of 0.7500% that was provided by the Loan Obligation Manager, on behalf of the Issuer and
b.	The “LIBOR Cap,” if any, as shown on the Final Data File, and
iii.	365/360.

12.	Using the product of the:
a.	Mortgage Loan Maturity Date Balance and
b.	Exit Constant
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Exit Loan Annual Interest” of each Mortgage Loan.

Using the product of the:
a.	Whole Loan Maturity Date Balance and
b.	Exit Constant
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Whole Loan Exit Loan Annual Interest” of each Mortgage Loan.

Using the product of the:
a.	Total Senior Participation Maturity Date Balance and
b.	Exit Constant
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Senior Participation Exit Loan Annual Interest” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 15

13.	Using the quotient of the:
a.	Total Senior Participation Cut-off Date Balance and
b.	As Is Appraisal Value
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan As Is Cut-off Date LTV” of each Mortgage Loan.

Using the quotient of the:
a.	Whole Loan Cut-off Date Balance and
b.	As Is Appraisal Value
of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Whole Loan As Is Cut-off Date LTV” of each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan As Is Cut-off Date LTV” and “Whole Loan As Is Cut-off Date LTV” to the nearest 1/10th of one percent.

For the Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:
a.	Mortgage Loan As Is Cut-off Date LTV and
b.	Whole Loan As Is Cut-off Date LTV,
of the Multiple Property Loan as the corresponding value for the:
i.	Mortgage Loan As Is Cut-off Date LTV and
ii.	Whole Loan As Is Cut-off Date LTV
of each related Underlying Property, respectively.

14.	Using the quotient of the:
a.	Total Senior Participation Maturity Date Balance and
b.	Stabilized Appraisal Value
of each Mortgage Loan (except for the Mortgage Loans described in the fourth paragraph of this Item 14.), both as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date LTV.”

Using the quotient of the:
a.	Whole Loan Maturity Date Balance and
b.	Stabilized Appraisal Value
of each Mortgage Loan (except for the Mortgage Loans described in the fourth paragraph of this Item 14.), both as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date LTV.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan Stabilized Maturity Date LTV” and “Whole Loan Stabilized Maturity Date LTV” to the nearest 1/10th of one percent.

Attachment A Page 8 of 15

14. (continued)

For each Mortgage Loan which has a “Stabilized Appraisal Value” on the Final Data File as “NAP,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the:
a.	Mortgage Loan As Is Cut-off Date LTV and
b.	Whole Loan As Is Cut-off Date LTV
both as shown on the Final Data File, for the:
i.	Mortgage Loan Stabilized Maturity Date LTV and
ii.	Whole Loan Stabilized Maturity Date LTV
characteristics, respectively.

For the Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:
a.	Mortgage Loan Stabilized Maturity Date LTV and
b.	Whole Loan Stabilized Maturity Date LTV
of the Multiple Property Loan as the corresponding value for the:
i.	Mortgage Loan Stabilized Maturity Date LTV and
ii.	Whole Loan Stabilized Maturity Date LTV
of each related Underlying Property, respectively.

15.
For each Mortgage Loan (except for the Mortgage Loans described in the fourth paragraph of this Item 15.), we recalculated the “Mortgage Loan In-Place NCF Cut‑off Date DSCR” of each Mortgage Loan as the quotient of the:

a.	In-Place NCF and
b.	Total Senior Participation Annual Debt Service
of each Mortgage Loan, both as shown on the Final Data File.

For each Mortgage Loan (except for the Mortgage Loans described in the fourth paragraph of this Item 15.), we recalculated the “Whole Loan In-Place NCF Cut‑off Date DSCR” of each Mortgage Loan as the quotient of the:
a.	In-Place NCF and
b.	Whole Loan Current Annual Debt Service
of each Mortgage Loan, both as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan In-Place NCF Cut‑off Date DSCR” and “Whole Loan In-Place NCF Cut‑off Date DSCR” to two decimal places.

Attachment A Page 9 of 15

15. (continued)

For the purpose of recalculating the “Mortgage Loan In-Place NCF Cut‑off Date DSCR” and “Whole Loan In-Place NCF Cut‑off Date DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:
a.	511 Ninth Avenue,
b.	Country Brook,
c.	234-236 East 24th Street,
d.	Country Club,
e.	Green Quail Portfolio,
f.	Las Brisas,
g.	228 East 27th Street,
h.	350 West 18th Street and
i.	Parkview,
the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “Mortgage Loan In-Place NCF Cut‑off Date DSCR” and “Whole Loan In-Place NCF Cut‑off Date DSCR” characteristics on the Final Data File.  We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this paragraph of Item 15.

For the Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:
a.	Mortgage Loan In-Place NCF Cut‑off Date DSCR and
b.	Whole Loan In-Place NCF Cut‑off Date DSCR
of the Multiple Property Loan as the corresponding value for the:
i.	Mortgage Loan In-Place NCF Cut‑off Date DSCR and
ii.	Whole Loan In-Place NCF Cut‑off Date DSCR
of each related Underlying Property, respectively.

16.	Using the quotient of the:
a.	Appraiser Stab NCF and
b.	Total Senior Participation Exit Loan Annual Interest
related to each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 16.), both as shown on the Final Data File, we recalculated the “Mortgage Loan UW NCF Exit Interest DSCR.”

For each Mortgage Loan which has an “Appraiser Stab NCF” on the Final Data File as “NAP,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the quotient of the:
a.	Appraiser As-Is NCF and
b.	Total Senior Participation Exit Loan Annual Interest
related to each Mortgage Loan, both as shown on the Final Data File, to recalculate the “Mortgage Loan UW NCF Exit Interest DSCR.”

Attachment A Page 10 of 15

16. (continued)

Using the quotient of the:
a.	Appraiser Stab NCF and
b.	Whole Loan Exit Loan Annual Interest
of each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 16.), both as shown on the Final Data File, we recalculated the “Whole Loan UW NCF Exit Interest DSCR.”

For each Mortgage Loan which has an “Appraiser Stab NCF” on the Final Data File as “NAP,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the quotient of the:
a.	Appraiser As-Is NCF and
b.	Whole Loan Exit Loan Annual Interest
of each Mortgage Loan, both as shown on the Final Data File, to recalculate the “Whole Loan UW NCF Exit Interest DSCR.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan UW NCF Exit Interest DSCR” and “Whole Loan UW NCF Exit Interest DSCR” to two decimal places.

For the Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:
a.	Mortgage Loan UW NCF Exit Interest DSCR and
b.	Whole Loan UW NCF Exit Interest DSCR
of the Multiple Property Loan as the corresponding value for the:
i.	Mortgage Loan UW NCF Exit Interest DSCR and
ii.	Whole Loan UW NCF Exit Interest DSCR
of each related Underlying Property, respectively.

17.	Using the quotient of the:
a.	In‑Place NOI and
b.	Total Senior Participation Cut-off Date Balance
of each Mortgage Loan (except for the Mortgage Loan identified on the Final Data File as “228 East 27th Street” (the “228 East 27th Street Mortgage Loan”) which is described in the third paragraph of this Item 17.), both as shown on the Final Data File, we recalculated the “Mortgage Loan In-Place NOI Cut-off Date Debt Yield.”

Attachment A Page 11 of 15

17. (continued)

Using the quotient of the:
a.	In‑Place NOI and
b.	Whole Loan Cut-off Date Balance
of each Mortgage Loan (except for the 228 East 27th Street Mortgage Loan, which is described in the third paragraph of this Item 17.), both as shown on the Final Data File, we recalculated the “Whole Loan In-Place NOI Cut-off Date Debt Yield.”

For the 228 East 27th Street Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Mortgage Loan In-Place NOI Cut-off Date Debt Yield” and “Whole Loan In-Place NOI Cut-off Date Debt Yield” characteristics, respectively.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan In‑Place NOI Cut-off Date Debt Yield” and “Whole Loan In‑Place NOI Cut-off Date Debt Yield” to the nearest 1/10th of one percent.

For the Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:
a.	Mortgage Loan In-Place NOI Cut-off Date Debt Yield and
b.	Whole Loan In-Place NOI Cut-off Date Debt Yield
of the Multiple Property Loan as the corresponding value for the:
i.	Mortgage Loan In-Place NOI Cut-off Date Debt Yield and
ii.	Whole Loan In-Place NOI Cut-off Date Debt Yield
of each related Underlying Property, respectively.

18.	Using the quotient of the:
a.	Appraiser Stab NOI and
b.	Total Senior Participation Maturity Date Balance
related to each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

For each Mortgage Loan which has an “Appraiser Stab NOI” on the Final Data File as “NAP,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the quotient of the:
a.	Appraiser As-Is NOI and
b.	Total Senior Participation Maturity Date Balance
related to each Mortgage Loan, both as shown on the Final Data File, to recalculate the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield.”

Attachment A Page 12 of 15

18. (continued)

Using the quotient of the:
a.	Appraiser Stab NOI and
b.	Whole Loan Maturity Date Balance
of each Mortgage Loan (except for Mortgage Loans described in the succeeding paragraph of this Item 18.), both as shown on the Final Data File, we recalculated the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

For each Mortgage Loan which has an “Appraiser Stab NOI” on the Final Data File as “NAP,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the quotient of the:
a.	Appraiser As-Is NOI and
b.	Whole Loan Maturity Date Balance
of each Mortgage Loan, both as shown on the Final Data File, to recalculate the “Whole Loan Stabilized Maturity Date NOI Debt Yield.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Mortgage Loan Stabilized Maturity Date NOI Debt Yield” and “Whole Loan Stabilized Maturity Date NOI Debt Yield” to the nearest 1/10th of one percent.

For the Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the:
a.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
b.	Whole Loan Stabilized Maturity Date NOI Debt Yield
of the Multiple Property Loan as the corresponding value for the:
i.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield and
ii.	Whole Loan Stabilized Maturity Date NOI Debt Yield
of each related Underlying Property, respectively.

19.
Using the Mortgage Loan Cut-off Date Balance for each Mortgage Loan, as shown on the Final Data File, and a ramp value assumption of $73,845,000 (the “Assumed Ramp”) that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies that were provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 19., we recalculated the “% of Finalization Date Balance (Includes Ramp)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 15

19. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “% of Finalization Date Balance (Includes Ramp)” for each Mortgage Loan as the quotient of the:
i.	Mortgage Loan Cut-off Date Balance for each Mortgage Loan and
ii.	Sum of the:
(a)	Aggregate Mortgage Loan Cut-off Date Balance for all Mortgage Loans and
(b)	Assumed Ramp.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “% of Finalization Date Balance (Includes Ramp)” to the nearest 1/10th of one percent.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Loan Obligation Manager, on behalf of the Issuer, that are described in this Item 19.

20.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 20., we recalculated the “Total / Weighted Average” information, as shown on the Final Data File, for the:
i.	Property Count,
ii.	Current Occupancy,
iii.	Stabilized Occupancy,
iv.	Mortgage Loan In-Place NCF Cut-off Date DSCR,
v.	Mortgage Loan UW NCF Exit Interest DSCR,
vi.	Mortgage Loan Original Funded Balance,
vii.	Mortgage Loan Fully Funded Balance,
viii.	Mortgage Loan Cut-off Date Balance,
ix.	Mortgage Loan Maturity Date Balance,
x.	Floating Spread,
xi.	Asset Term (Without Extension),
xii.	Fully Extended Asset Term,
xiii.	Original IO Period,
xiv.	Seasoning,
xv.	Remaining Asset Term (Without Extension),
xvi.	Remaining Fully Extended Asset Term,
xvii.	Remaining IO Period,
xviii.	Exit Constant,
xix.	Mortgage Loan As Is Cut-off Date LTV,
xx.	Mortgage Loan Stabilized Maturity Date LTV,

Attachment A Page 14 of 15

20. (continued)

xxi.	Mortgage Loan In-Place NOI Cut-off Date Debt Yield,
xxii.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield,
xxiii.	Whole Loan Original Funded Balance,
xxiv.	Whole Loan Floating Spread,
xxv.	Whole Loan Fully Funded Balance,
xxvi.	Whole Loan Cut-off Date Balance,
xxvii.	Whole Loan Maturity Date Balance,
xxviii.	Whole Loan As Is Cut-off Date LTV,
xxix.	Whole Loan Stabilized Maturity Date LTV,
xxx.	Whole Loan In-Place NCF Cut-off Date DSCR,
xxxi.	Whole Loan UW NCF Exit Interest DSCR,
xxxii.	Whole Loan In-Place NOI Cut-off Date Debt Yield,
xxxiii.	Whole Loan Stabilized Maturity Date NOI Debt Yield,
xxxiv.	Total Senior Participation Original Funded Balance,
xxxv.	Total Senior Participation Cut-off Date Balance,
xxxvi.	Total Senior Participation Maturity Date Balance,
xxxvii.	Non-Trust Senior Participation Amount(s),
xxxviii.	Non-Trust Junior Participation Amount(s),
xxxix.	Sub Debt/Mezz/PE Amount and
xl.	% of Finalization Date Balance (Includes Ramp)
characteristics.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the values corresponding to the Mortgage Loans for the purpose of recalculating the “Total / Weighted Average” information related to the:
a.	Property Count,
b.	Mortgage Loan Original Funded Balance,
c.	Mortgage Loan Fully Funded Balance,
d.	Mortgage Loan Cut-off Date Balance,
e.	Mortgage Loan Maturity Date Balance,
f.	Whole Loan Original Funded Balance,
g.	Whole Loan Fully Funded Balance,
h.	Whole Loan Cut-off Date Balance,
i.	Whole Loan Maturity Date Balance,
j.	Total Senior Participation Original Funded Balance,
k.	Total Senior Participation Cut-off Date Balance,
l.	Total Senior Participation Maturity Date Balance,
m.	Non-Trust Senior Participation Amount(s),
n.	Non-Trust Junior Participation Amount(s),
o.	Sub Debt/Mezz/PE Amount and
p.	% of Finalization Date Balance (Includes Ramp)
characteristics.

Attachment A Page 15 of 15

20. (continued)

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the Mortgage Loans, weighted by the “Mortgage Loan Cut-off Date Balance,” for the purpose of recalculating the “Total / Weighted Average” information related to the:
a.	Current Occupancy,
b.	Stabilized Occupancy,
c.	Floating Spread,
d.	Asset Term (Without Extension),
e.	Fully Extended Asset Term,
f.	Original IO Period,
g.	Seasoning,
h.	Remaining Asset Term (Without Extension),
i.	Remaining Fully Extended Asset Term,
j.	Remaining IO Period,
k.	Exit Constant,
l.	Mortgage Loan As Is Cut-off Date LTV,
m.	Mortgage Loan Stabilized Maturity Date LTV,
n.	Mortgage Loan In-Place NCF Cut-off Date DSCR,
o.	Mortgage Loan UW NCF Exit Interest DSCR,
p.	Mortgage Loan In-Place NOI Cut-off Date Debt Yield and
q.	Mortgage Loan Stabilized Maturity Date NOI Debt Yield
characteristics.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to exclude the 228 East 27th Street Mortgage Loan from the “Total / Weighted Average” calculation of the “Mortgage Loan In-Place NOI Cut-off Date Debt Yield.”

The Loan Obligation Manager, on behalf of the Issuer, instructed us to use the weighted average of the Mortgage Loans, weighted by the “Whole Loan Cut-off Date Balance,” for the purpose of recalculating the “Total / Weighted Average” information related to the:
a.	Whole Loan Floating Spread,
b.	Whole Loan As Is Cut-off Date LTV,
c.	Whole Loan Stabilized Maturity Date LTV,
d.	Whole Loan In-Place NCF Cut-off Date DSCR,
e.	Whole Loan UW NCF Exit Interest DSCR,
f.	Whole Loan In-Place NOI Cut-off Date Debt Yield and
g.	Whole Loan Stabilized Maturity Date NOI Debt Yield
characteristics.

The Loan Obligation Manager, on behalf of the Issuer, instructed us to exclude the 228 East 27th Street Mortgage Loan from the “Total / Weighted Average” calculation of the “Whole Loan In-Place NOI Cut-off Date Debt Yield.”

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Loan Obligation Manager

• Green Quail Portfolio
Mortgage Loan Original Funded Balance, Mortgage Loan Fully Funded Balance, Mortgage Loan Cut‑off Date Balance, Mortgage Loan Maturity Date Balance, Total Senior Participation Original Funded Balance, Whole Loan Original Funded Balance, Whole Loan Fully Funded Balance, Whole Loan Cut-off Date Balance and Whole Loan Maturity Date Balance

The “Mortgage Loan Original Funded Balance,” “Mortgage Loan Fully Funded Balance,” “Mortgage Loan Cut-off Date Balance,” “Mortgage Loan Maturity Date Balance,” “Total Senior Participation Original Funded Balance,” “Whole Loan Original Funded Balance,” “Whole Loan Fully Funded Balance,” “Whole Loan Cut-off Date Balance” and “Whole Loan Maturity Date Balance” of the Multiple Property Loan are allocated to the respective Underlying Properties using the “Mortgage Loan Original Funded Balance” allocations provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in Note 1 below.

Notes:

1.
For the Mortgage Loan identified on the Final Data File as “Green Quail Portfolio” (the “Green Quail Portfolio Mortgage Loan”), the loan agreement Source Document did not provide “Mortgage Loan Original Funded Balance” allocations for the Underlying Properties. For the Underlying Properties that secure the Green Quail Portfolio Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Original Funded Balance” allocations in the table below:

Underlying Property	Mortgage Loan Original Funded Balance

Green Quail Portfolio (Quail Ridge Apartments)	$5,600,000
Green Quail Portfolio (Crossroads Apartments)	$3,000,000

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Mortgage Loan Original Funded Balance” allocations provided by the Loan Obligation Manager, on behalf of the Issuer, that are described above.

2.
Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Loan Obligation Manager” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined in the Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property, Third Party and Underwriting Information:

Characteristic	Source Document(s)
Property Address (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property City (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Property State (see Note 1)	Appraisal Report, Engineering Report or Environmental Report
Zip Code	Appraisal Report, Engineering Report or Environmental Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
SF or Units	Rent Roll or Appraisal Report
Net Rentable SF/ Acres/ Units / Rooms (see Note 2)	Rent Roll or Appraisal Report
Current Occupancy (see Notes 2 and 3)	Rent Roll
Current Occupancy Date (as of)	Rent Roll
Year Built	Appraisal Report
Year Renovated (see Note 4)	Appraisal Report, Servicer Report or Holdback Listing
Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
As Is Appraisal Value	Appraisal Report
Stabilized Appraisal Value	Appraisal Report
Stabilized Occupancy	Appraisal Report
Appraiser As-Is NOI (see Notes 2 and 5)	Appraisal Report
Appraiser As-Is NCF (see Notes 2 and 5)	Appraisal Report
Appraiser Stab NOI (see Note 5)	Appraisal Report
Appraiser Stab NCF (see Note 5)	Appraisal Report
Engineering Report Firm	Engineering Report
Eng Report Date	Engineering Report
Environmental Firm	Environmental Report
Report Type	Environmental Report
Env Report Date	Environmental Report
In-Place NOI (see Note 5)	Cash Flow Summary
In-Place NCF (see Note 5)	Cash Flow Summary
Ownership Interest	Title Policy

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)
Original Interest Holdback	Funding Advice, Funding Advice Correction Memo or Loan Agreement
Current Outstanding Interest Holdback	Servicer Report or Holdback Listing
Upfront Taxes & Insurance Reserves (see Note 6)	Funding Advice or Funding Advice Correction Memo
Upfront Renovation Reserves	Funding Advice, Funding Advice Correction Memo or Loan Agreement
Upfront Replacement Reserves	Funding Advice, Funding Advice Correction Memo or Loan Agreement
Upfront TI/LC Reserves	Funding Advice, Funding Advice Correction Memo or Loan Agreement
Upfront Other Reserves	Funding Advice, Funding Advice Correction Memo or Loan Agreement
Upfront Other Reserves Type	Funding Advice, Funding Advice Correction Memo or Loan Agreement
Monthly Taxes & Insurance Reserves	Servicer Report, Funding Advice, Funding Advice Correction Memo or Loan Agreement
Monthly Repair, Replacement & Renovation Reserves	Servicer Report or Loan Agreement
Monthly TI/LC Reserves	Servicer Report or Loan Agreement
Monthly Other Reserves	Servicer Report or Loan Agreement
Monthly Other Reserves Type	Servicer Report or Loan Agreement
Current Taxes & Insurance Reserves Balance	Servicer Report or Holdback Listing
Current Renovation Reserves Balance	Servicer Report or Holdback Listing
Current Replacement Reserves Balance	Servicer Report or Holdback Listing
Current TI/LC Reserves Balance	Servicer Report or Holdback Listing
Current Other Reserves Balance	Servicer Report or Holdback Listing
Current Other Reserves Type	Servicer Report or Holdback Listing

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)
Borrower (Entity)	Loan Agreement
Sponsor	Loan Agreement
Asset Origination Date	Loan Agreement
Whole Loan Original Funded Balance	For all Whole Loans: • Loan Agreement For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A
Whole Loan Future Funding Amount	Loan Agreement
Whole Loan Fully Funded Balance	Loan Agreement
Mortgage Loan Original Funded Balance (see Note 7)
For all Mortgage Loans:
• Loan Agreement, Participation Agreement or Draft Participation Agreement
For Underlying Properties associated with Multiple Property Loans:
• Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Future Funding Amount	Loan Agreement, Participation Agreement or Draft Participation Agreement
Mortgage Loan Fully Funded Balance (see Note 8)	Loan Agreement, Participation Agreement or Draft Participation Agreement
Total Senior Participation Original Funded Balance	Loan Agreement, Participation Agreement or Draft Participation Agreement
Non-Trust Senior Participation Amount(s) (see Note 7)	Participation Agreement or Draft Participation Agreement
Non-Trust Junior Participation Amount(s) (see Note 7)	Participation Agreement or Draft Participation Agreement
First Payment Date (see Note 9)	Loan Agreement
Payment Frequency	Loan Agreement
Maturity Date	Loan Agreement, or Extension Option Execution Agreement
Extension Option	Loan Agreement or Extension Option Execution Agreement
Fully Extended Maturity Date	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Spread Type	Loan Agreement
Whole Loan Floating Spread	Loan Agreement
Floating Spread (see Note 7)	Loan Agreement
Fixed Interest Rate	Loan Agreement
Benchmark	Loan Agreement
LIBOR Cap	Loan Agreement
LIBOR Floor	Loan Agreement
Interest Accrual Method	Loan Agreement
Amort Type	Loan Agreement
Exit Fee	Loan Agreement
Prepayment (see Notes 10, 11 and 12)	Loan Agreement
Recourse	Loan Agreement or Guaranty Agreement
Lockbox (see Note 13)	Loan Agreement
Cash Trap	Loan Agreement
Property Manager	Management Agreement or Loan Agreement
Sub Debt/Mezz/PE (Y/N)	Loan Agreement or Intercreditor Agreement
Sub Debt/Mezz/PE Type	Loan Agreement or Intercreditor Agreement
Sub Debt/Mezz/PE Amount	Loan Agreement or Intercreditor Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	Property State
characteristics for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.
For the Mortgage Loans listed in Table A1, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan	Characteristic	Source Document Value	Provided Value

228 East 27th Street	Net Rentable SF/ Acres/ Units / Rooms Current Occupancy	NAP NAP	16 62.5%

Parks of Denton	Current Occupancy	93.8%	94.1%

511 Ninth Avenue	Appraiser As-Is NOI Appraiser As-Is NCF	$2,866,244 $2,844,844	$3,624,501 $3,603,101

Country Brook	Appraiser As-Is NOI Appraiser As-Is NCF	NAP NAP	$3,553,283 $3,434,483

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Loan Obligation Manager, on behalf of the Issuer.

3.	For each Mortgage Loan on the Preliminary Data File with a “Property Type” characteristic of “Multifamily,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to:
a.	Exclude non-revenue units, as shown on the rent roll Source Document,
b.	Exclude model units, as shown on the rent roll Source Document,
c.	Exclude units associated with commercial tenants, as applicable, as shown on the rent roll Source Document and
d.	Include only units associated with multifamily tenants, as shown on the rent roll Source Document for the purpose of comparing the “Current Occupancy” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

4.
For the purpose of comparing the “Year Renovated” characteristic for each Mortgage Loan  on the Preliminary Data File (except for the Mortgage Loan identified on the Preliminary Data File as “Trails at Mt. Moriah” (the “Trails at Mt. Moriah Mortgage Loan”) and the Mortgage Loan identified on the Preliminary Data File as “Richmond Commons” (the “Richmond Commons Mortgage Loan”)), the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Use “Ongoing” for Mortgage Loans that have a current renovation reserves balance, as shown in the servicer report or holdback listing Source Document, greater than zero and
b.	Use the year renovated (if any) that is shown in the appraisal Source Document for Mortgage Loans that have a current renovation reserves balance equal to zero.

For the Trails at Mt. Moriah Mortgage Loan, the appraisal report Source Document did not indicate that any renovations had occurred and the current renovation reserves balance, as shown in the servicer report or holdback listing Source Document is zero.  The Loan Obligation Manager, on behalf of the Issuer, indicated that the current other reserves balance, which is composed of deferred maintenance funds, is intended to be used for renovations and instructed us to use “Ongoing” for the “Year Renovated” characteristic.

For the Richmond Commons Mortgage Loan, the current renovation reserves balance is greater than zero.  The Loan Obligation Manager, on behalf of the Issuer, indicated that renovations were completed in 2016 and instructed us to use “2016” for the “Year Renovated” characteristic.

5.
For the purpose of comparing certain “Property, Third Party and Underwriting Information” characteristics, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences of $1 or less for those characteristics that are expressed as dollar values.

6.
For the purpose of comparing the “Upfront Taxes & Insurance Reserves” characteristic for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Real estate tax escrow,
b.	Insurance escrow and
c.	Tax service fee
for each Mortgage Loan, all as shown on the funding advice or funding advice correction memo Source Document, as applicable.

Exhibit 2 to Attachment A

Notes: (continued)

7.
The Loan Obligation Manager, on behalf of the Issuer, indicated that the Mortgage Loans listed in Table A2 (each, a “Senior Participation Mortgage Loan”) each have one or more Non-Trust Senior Participation portions that will not be assets of the Issuer as of the settlement of the securitization transaction.  Additionally, the Loan Obligation Manager, on behalf of the Issuer, indicated that:

a.
With respect to the Senior Participation Mortgage Loan identified on the Preliminary Data File as “511 Ninth Avenue” (the “511 Ninth Avenue Mortgage Loan”), the related Whole Loan (the “511 Ninth Avenue Whole Loan”) also has a Non-Trust Junior Participation that will not be an asset of the Issuer as of the settlement of the securitization transaction and

b.
With respect to the Senior Participation Mortgage Loan identified on the Preliminary Data File as “Parrots Landing” (the “Parrots Landing Mortgage Loan”), the related Whole Loan (the “Parrots Landing Whole Loan”) also has a Non-Trust Junior Participation that will not be an asset of the Issuer as of the settlement of the securitization transaction.

For each Whole Loan listed in Table A2, the applicable Source Document listed in the “Source Document” column of Table A2 indicates that the Whole Loan was split into multiple portions (each such portion, a “Participation Component”), which are listed in the “Participation Component(s)” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation	Participation Component	Amortization Type	Source Document

511 Ninth Avenue	Mortgage Loan Non-Trust Senior Participation Non-Trust Junior Participation	A-1(a) A-1(b) A-2 A-3 B	Interest Only	Draft Participation Agreement

Country Brook	Mortgage Loan Non-Trust Senior Participation	A-1 A-2 B C	Interest Only	Draft Participation Agreement

Parrots Landing	Mortgage Loan Non-Trust Senior Participation Non-Trust Junior Participation	A-2 A-1 B	Interest Only	Participation Agreement

Exhibit 2 to Attachment A

Notes: (continued)

7. (continued)

For the purpose of comparing the “Mortgage Loan Original Funded Balance” characteristic for each Senior Participation Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document listed in the “Source Document” column of Table A2 for the “Participation Component” that is listed in the “Participation Component” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

For the purpose of comparing the “Floating Spread” characteristic for each Senior Participation Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document listed in the “Source Document” column of Table A2 for the participation rate, as described in the applicable Source Document, related to the “Participation Component” that is listed in the “Participation Component” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

For the purpose of comparing the “Non-Trust Senior Participation Amount(s)” and “Non-Trust Junior Participation Amount(s)” characteristics for each Senior Participation Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information in the applicable Source Document listed in the “Source Document” column of Table A2 for the “Participation Component(s)” that are listed in the “Participation Component(s)” column of Table A2 that are associated with the “Non-Trust Senior Participation” portions or “Non-Trust Junior Participation” portion of each Whole Loan, as applicable, that is listed in the “Mortgage Loan, Non-Trust Senior Participation and Non-Trust Junior Participation” column of Table A2.

8.
For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan which has a “Mortgage Loan Future Funding Amount” characteristic of “NAP” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Original Funded Balance” as the “Mortgage Loan Fully Funded Balance” characteristic.

For the purpose of comparing the “Mortgage Loan Fully Funded Balance” characteristic for each Mortgage Loan (if any) which has a “Mortgage Loan Future Funding Amount” value greater than “$0.00” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:
a.	Mortgage Loan Original Funded Balance and
b.	Mortgage Loan Future Funding Amount
for each Mortgage Loan, both as shown on the Preliminary Data File, for the “Mortgage Loan Fully Funded Balance” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

9.
For the purpose of comparing the “First Payment Date” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period, as shown in the loan agreement Source Document.

10.
For certain Mortgage Loans, the loan agreement Source Document indicates that the “Maturity Date” occurs during an interest accrual period.  For the purpose of comparing the “Prepayment” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

11.
For the purpose of comparing the “Prepayment” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to consider any loan payment date on which only the “Exit Fee,” as described in the applicable Source Document(s), will be due as a payment date in the open period.

The Loan Obligation Manager, on behalf of the Issuer, indicated that any fee associated with the voluntary prepayment of a Mortgage Loan that is comprised of the aggregate payments of interest that would accrue through the end of an applicable “Prepayment Period,” as described in the applicable Source Document(s), are prepayment fees and instructed us to include the time period during which these fees apply, as applicable, for the purpose of comparing the “Prepayment” characteristic.

12.	For the Mortgage Loans identified on the Preliminary Data File as:
a.	Edison Self Storage and
b.	Brunswick Self Storage,
the loan agreement Source Document contains the following language:

If prepayment of principal, or any payment of the loan upon acceleration of the loan following the occurrence of an event of default, is made prior to the date which is twenty-four (24) months after the commencement of the loan term (the “Early Prepayment Date”), borrower shall also pay to lender together with such prepayment, or such payment upon acceleration, as applicable, an amount (the “Prepayment Fee”)

For the purpose of comparing the “Prepayment” characteristic for the Mortgage Loans identified above, the Loan Obligation Manager, on behalf of the Issuer, instructed us to assume that the early prepayment date referenced in the applicable loan agreement Source Document is the date which is 24 months following the “First Payment Date” for the respective Mortgage Loan, as shown on the Preliminary Data File.

Exhibit 2 to Attachment A

Notes: (continued)

13.	For the purpose of comparing the “Lockbox” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.
Soft – the related Mortgage Loan documents do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager.  In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,

b.	Soft, Springing Hard – the related Mortgage Loan documents require a soft lockbox, as defined above, to be in place as of the origination of the Mortgage Loan, but there are conditions in the related Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs and
c.
Springing Hard – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters instructing the tenants to send rent payments directly to a lockbox account.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Asset Name
Loan Closed (Y/N)
Loan Purpose
Loan/Property Flag
Property Count
Non-Trust Participation (Y/N)
Exit Constant
In-Place NCF Date (as of)
Ground Lease
Ground Lease Maturity
Property Info
Amort Amount
In Trust Senior/Junior
Sr. Debt (Y/N)
Sr. Debt Amount
Sr. Debt Financed
Underwriting v. Asset Management
No.
Asset Manager / UW

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.